Issued Capital and Reserves - Movements of Authorized Shares and Shares Issued (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2018 JPY (¥) shares	Dec. 31, 2017 JPY (¥) shares	Dec. 31, 2016 JPY (¥) shares
Disclosure of classes of share capital [line items]
Number of authorized shares (Share capital with no-par value), Beginning balance	690,000,000	690,000,000	690,000,000
Number of authorized shares (Share capital with no-par value), Conversion between common shares and class A shares			0
Number of authorized shares (Share capital with no-par value), Ending balance	690,000,000	690,000,000	690,000,000
Share capital, Beginning balance | ¥	¥ 92,369
Share capital, Initial public offering | ¥			¥ 126,277
Share capital, Ending balance | ¥	¥ 96,064	¥ 92,369
Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued (Share capital with no-par value), Beginning balance	238,496,810	217,775,500
Number of shares issued (Share capital with no-par value), Conversion between common shares and class A shares			174,992,000
Number of shares issued (Share capital with no-par value), Initial public offering			40,250,000
Number of shares issued (Share capital with no-par value), Exercise of stock options	855,500	19,713,500	2,533,500
Number of shares issued (Share capital with no-par value), Issuance of common shares	1,172,332	1,007,810
Number of shares issued (Share capital with no-par value), Ending balance	240,524,642	238,496,810	217,775,500
Class A shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued (Share capital with no-par value), Beginning balance			174,992,000
Number of shares issued (Share capital with no-par value), Conversion between common shares and class A shares			(174,992,000)
Share capital [member]
Disclosure of classes of share capital [line items]
Share capital, Beginning balance | ¥	¥ 92,369	¥ 77,856	¥ 12,596
Share capital, Initial public offering | ¥			63,424
Share capital, Exercise of stock options | ¥	1,195	12,513	1,836
Share capital, Issuance of common shares | ¥	2,500	2,000
Share capital, Ending balance | ¥	¥ 96,064	¥ 92,369	¥ 77,856